Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consist of the following:

	March 31, 2014	December 31, 2013

Salaries, benefits and related expenses	$792,095	$657,628
Professional fees	502,044	421,966
Warranty expense	232,211	288,110
Taxes	39,448	62,283
Other	-	812
Total	$1,565,798	$1,430,799

Accrued liabilities consist of the following:

	December 31,
	2013	2012

Salaries, benefits and related expenses	$657,628	$771,137
Professional fees	421,966	114,676
Warranty expense	288,110	-
Taxes	62,283	35,810
Other	812	75,853
Total	$1,430,799	$997,476